Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	POS AM
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	PLBY Group, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001803914
Amendment Flag	false